Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

Frontier MFG Global Sustainable Fund

Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Supplement dated June 22, 2023

to the Prospectus dated October 31, 2022

Effective June 20, 2023, Mr. Alan Pullen was appointed as Portfolio Manager of the Frontier MFG Global Sustainable Fund (the “Fund”).

Also effective June 20, 2023, Mr. Domenico Giuliano has resigned as Portfolio Manager of the Fund. Accordingly, all references to Mr. Giuliano as a Portfolio Manager in the Fund’s Prospectus are hereby removed.

The following information replaces the table and sub-heading under “Summary Section – Portfolio Manager”:

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title

Alan Pullen	2023	Portfolio Manager

The following information replaces the information and sub-heading under “Fund Management—Portfolio Manager”:

Portfolio Manager.

Alan Pullen. Alan Pullen has served as Portfolio Manager of the Fund since June 2023. Mr. Pullen has ultimate responsibility for the investment decisions for the Fund. He joined MFG Asset Management in 2012. In 2016, Mr. Pullen was appointed Head of the Financials Team and portfolio manager at MFG Asset Management. Prior to MFG Asset Management, Mr. Pullen spent nearly seven years as an analyst and portfolio manager at Maple-Brown Abbott, primarily covering financials in Asia ex-Japan. He also worked for six years as an economist at the Reserve Bank of Australia, spending time as a banking sector analyst and in the Reserve Bank’s business liaison program. Mr. Pullen holds a Bachelor of Economics (Honours) from the University of Tasmania.

Please retain this Supplement for future reference.

Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

Frontier MFG Global Sustainable Fund

Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Supplement dated June 22, 2023

to the Statement of Additional Information (“SAI”) dated October 31, 2022, as supplemented

Effective June 20, 2023, Mr. Alan Pullen was appointed as Portfolio Manager of the Frontier MFG Global Sustainable Fund (the “Fund”).

Also effective June 20, 2023, Mr. Domenico Giuliano has resigned as Portfolio Manager of the Fund. Accordingly, all references to Mr. Giuliano as a Portfolio Manager in the Fund’s SAI are hereby removed.

The second sentence under “Portfolio Managers – Other Accounts Managed by Portfolio Managers of the Funds” on page B-33 is replaced with the following:

Alan Pullen is the sole portfolio manager of the MFG Global Sustainable Fund.

The following information is added following the “Portfolio Managers - Other Accounts Managed by Portfolio Managers” table on page B-34:

Other Accounts Managed by the Portfolio Managers
As of May 31, 2023

	Other Registered Investment Companies Managed by Portfolio Manager*		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Pooled Investment Vehicles with Performance– Based Fees	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Accounts with Performance –Based Fees
MFG Global Sustainable Fund
MFG Asset Management
Alan Pullen	0	$0	4	$533 million	3	$455 million	5	$1.0 billion	0	$0

The following information is added under “Compensation of Portfolio Managers – MFG Funds” on page B-36:

The compensation of Mr. Alan Pullen is comprised of a base salary and a variable incentive program deferred over the following 36 months, and a performance bonus based on the performance of the portfolios managed by him. Both the absolute performance and relative performance of portfolios managed by Mr. Pullen are measured against the performance of the MSCI World Net Total Return (USD) Index for this purpose.

The following information is added following the last row of the “Ownership of Fund Shares by Portfolio Managers” table on page B-37:

As of the date of this supplement, Mr. Pullen did not own shares of the MFG Global Sustainable Fund.

Please retain this Supplement for future reference.